PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT
The carrying amounts of the Company’s property, plant and equipment and the movements for the years ended December 31, 2025 and 2024 are as follows:

(Dollars in millions)	Freehold land	Buildings	Leasehold improvement	Machinery and equipment	Other	Construction in progress	Total
December 31, 2025
At January 1,2025
Cost	$2.9	$65.5	$21.3	$45.0	$3.9	$4.4	$143.0
Accumulated depreciation	—	(5.7)	(10.1)	(24.8)	(3.1)	—	(43.7)
Net carrying amount	$2.9	$59.8	$11.2	$20.2	$0.8	$4.4	$99.3
At January 1,2025, net of accumulated depreciation	$2.9	$59.8	$11.2	$20.2	$0.8	$4.4	$99.3
Additions	—		2.4	10.5	2.1	11.7	26.7
Disposals	—	—	(1.5)	(0.2)	—	—	(1.7)
Impairments	—	—	—	—	—	—	—
Depreciation provided during the year	—	(1.9)	(1.9)	(5.1)	(0.5)	—	(9.4)
Exchange realignment	—	0.3	0.6	0.3	0.1	0.1	1.4
Transfers	—	0.2	0.3	0.9	0.6	(2.0)	—
At December 31, 2025, net of accumulated depreciation and impairments	$2.9	$58.4	$11.1	$26.6	$3.1	$14.2	$116.3
At December 31, 2025:
Cost	$2.9	$66.0	$22.6	$57.5	$6.6	$14.2	$169.8
Accumulated depreciation	—	(7.6)	(11.5)	(30.9)	(3.5)	—	(53.5)
Net carrying amount	$2.9	$58.4	$11.1	$26.6	$3.1	$14.2	$116.3
The Company evaluates assets for potential impairment when events or changes in circumstances indicate the carrying value of the assets may not be recoverable. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying values of the assets exceed their recoverable value.

(Dollars in millions)	Freehold land	Buildings	Leasehold improvement	Machinery and equipment	Other	Construction in progress	Total
December 31, 2024
At January 1, 2024
Cost	$2.9	$65.5	$23.1	$45.5	$3.7	$3.0	$143.7
Accumulated depreciation	—	(3.8)	(8.3)	(20.2)	(2.6)	—	(34.9)
Net carrying amount	$2.9	$61.7	$14.8	$25.3	$1.1	$3.0	$108.8
At January 1, 2024 net of accumulated depreciation	$2.9	$61.7	$14.8	$25.3	$1.1	$3.0	$108.8
Additions	—	0.5	—	0.9	0.1	6.5	8.0
Disposals	—	—	(0.8)	(0.2)	—	—	(1.0)
Impairments	—	—	(0.5)	(3.6)	—	—	(4.1)
Depreciation provided during the year	—	(1.9)	(2.4)	(5.8)	(0.6)	—	(10.7)
Exchange realignment	—	(0.8)	(0.4)	(0.4)	—	(0.1)	(1.7)
Transfers	—	0.3	0.5	4.0	0.2	(5.0)	—
At December 31, 2024, net of accumulated depreciation and impairments	$2.9	$59.8	$11.2	$20.2	$0.8	$4.4	$99.3
At December 31, 2024:
Cost	$2.9	$65.5	$21.3	$45.0	$3.9	$4.4	$143.0
Accumulated depreciation	—	(5.7)	(10.1)	(24.8)	(3.1)	—	(43.7)
Net carrying amount	$2.9	$59.8	$11.2	$20.2	$0.8	$4.4	$99.3
The Company evaluates assets for potential impairment when events or changes in circumstances indicate the carrying value of the assets may not be recoverable. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying values of the assets exceed their recoverable value. For the year ended December 31, 2024, the Company recognized an impairment loss of $4.1 million in Property, Plant and Equipment and $0.3 million in Right-of-use asset.